WARRANTS - Compensation Warrants (Details)			12 Months Ended
	Mar. 17, 2021 $ / shares shares	Jan. 05, 2021 $ / shares shares	Mar. 31, 2022 Y $ / shares shares	Mar. 31, 2021 Y $ / shares
Class of Warrant or Right [Line Items]
Stock price volatility			103.00%	110.00%
Risk-free interest rate			1.40%	0.80%
Share price			$ 6.08	$ 3.47
Expected life | Y			9	9
Compensation Warrants
Class of Warrant or Right [Line Items]
Expected dividend yield		0.00%
Compensation Warrants | January BD Offering
Class of Warrant or Right [Line Items]
Warrants Issued | shares		169,565
Number of shares per warrant		$ 4.50
Stock price volatility		110.00%
Risk-free interest rate		0.19%
Share price		$ 3.56
Forfeiture rate		0.00%
Expected life		2
Compensation Warrants | March BD Offering
Class of Warrant or Right [Line Items]
Warrants Issued | shares	763,303		102,000
Number of shares per warrant	$ 6.50
Expected dividend yield	0.00%
Stock price volatility	110.00%
Risk-free interest rate	0.27%
Share price	$ 6.16
Forfeiture rate	0.00%
Expected life	2